28. SEGMENT REPORTING (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Loss before financial income (expenses) and taxes	R$ (1,811,219)	R$ (3,366,843)	R$ (6,763,576)
Other Business Segments [member]
Disclosure of operating segments [line items]
Loss before financial income (expenses) and taxes	218,318	(113,447)	(6,680,682)
Telecommunications in Brazil Segment [member]
Disclosure of operating segments [line items]
Loss before financial income (expenses) and taxes	R$ (2,029,537)	R$ (3,253,396)	R$ (82,894)